Investments - Summary of Equity-Accounted Investees and Investments at FVTOCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 409	$ 660
Carrying Amount	153	161
Total Gross Proceeds	(540)	0
Pre-tax gain	$ 250	$ 0
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 233	$ 212
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer Supplier and Distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in associate	22.00%
Proportion of ownership interest in investment	22.00%	22.00%
Carrying Amount	$ 153	$ 161
MOPCO [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Egypt
Proportion of ownership interest in associate	0.00%	26.00%
Carrying Amount	$ 0	$ 270
Total Gross Proceeds	540
Pre-tax gain	$ 250
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and Logistics
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 176	$ 178